UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08265

Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	August 31, 2008

Date of reporting period:	May 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments  May 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.4%)
	Advertising/Marketing Services (0.2%)
37,382	Interpublic Group of Companies, Inc. (The)*	$372,699
25,634	Omnicom Group, Inc.	1,256,322
		1,629,021
	Aerospace & Defense (2.0%)
58,974	Boeing Co.	4,881,278
31,658	General Dynamics Corp.	2,917,285
10,083	Goodrich Corp.	653,479
9,749	L-3 Communications Holdings, Inc.	1,046,945
26,954	Lockheed Martin Corp.	2,949,846
26,736	Northrop Grumman Corp.	2,017,499
11,053	Precision Castparts Corp.	1,335,202
33,680	Raytheon Co.	2,150,805
12,841	Rockwell Collins, Inc.	788,052
		18,740,391
	Agricultural Commodities/Milling (0.2%)
50,800	Archer-Daniels-Midland Co.	2,016,760

	Air Freight/Couriers (1.0%)
13,614	C.H. Robinson Worldwide, Inc.	878,103
16,743	Expeditors International of Washington, Inc.	788,260
24,467	FedEx Corp.	2,243,869
78,033	United Parcel Service, Inc. (Class B)	5,541,904
		9,452,136
	Airlines (0.1%)
57,190	Southwest Airlines Co.	746,901

	Aluminum (0.3%)
59,656	Alcoa, Inc.	2,421,437

	Apparel/Footwear (0.4%)
27,779	Coach, Inc.*	1,008,378
6,953	Jones Apparel Group, Inc.	116,949
7,814	Liz Claiborne, Inc.	136,432
30,152	Nike, Inc. (Class B)	2,061,492
4,681	Polo Ralph Lauren Corp.	326,968
7,015	V.F. Corp.	531,036
		4,181,255
	Apparel/Footwear Retail (0.3%)
6,803	Abercrombie & Fitch Co. (Class A)	493,898
36,541	Gap, Inc. (The)	666,873
24,543	Limited Brands, Inc.	475,643
13,781	Nordstrom, Inc.	482,059
34,302	TJX Companies, Inc. (The)	1,099,722
		3,218,195
	Auto Parts: O.E.M. (0.3%)
11,580	Eaton Corp.	1,119,554
46,195	Johnson Controls, Inc.	1,573,402
		2,692,956

	Automotive Aftermarket (0.1%)
19,125	Goodyear Tire & Rubber Co. (The)*	485,966

	Beverages: Alcoholic (0.5%)
56,473	Anheuser-Busch Companies, Inc.	3,244,939
6,776	Brown-Forman Corp. (Class B)	509,420
15,169	Constellation Brands Inc. (Class A)*	323,403
11,009	Molson Coors Brewing Co. (Class B)	638,522
		4,716,284
	Beverages: Non-Alcoholic (1.9%)
152,151	Coca-Cola Co. (The)	8,712,166
23,044	Coca-Cola Enterprises Inc.	464,106
10,883	Pepsi Bottling Group, Inc. (The)	352,827
121,848	PepsiCo, Inc.	8,322,218
		17,851,317
	Biotechnology (1.4%)
80,747	Amgen Inc.*	3,555,290
24,084	Biogen Idec Inc.*	1,511,271
34,503	Celgene Corp.*	2,099,853
21,378	Genzyme Corp.*	1,463,538
72,883	Gilead Sciences, Inc.*	4,031,888
4,391	Millipore Corp.*	319,006
		12,980,846
	Broadcasting (0.1%)
39,761	Clear Channel Communications, Inc.	1,392,430

	Building Products (0.1%)
28,987	Masco Corp.	537,419
13,929	Trane, Inc	646,584
		1,184,003
	Cable/Satellite TV (0.7%)
226,639	Comcast Corp. (Class A)*	5,099,378
56,451	DIRECTV Group, Inc. (The)*	1,586,273
		6,685,651
	Casino/Gaming (0.1%)
24,930	International Game Technology	889,004

	Chemicals: Agricultural (0.5%)
41,246	Monsanto Co.	5,254,740

	Chemicals: Major Diversified (0.8%)
69,329	Dow Chemical Co. (The)	2,800,892
70,810	Du Pont (E.I.) de Nemours & Co.	3,392,507
6,397	Eastman Chemical Co.	490,074
8,932	Hercules Inc.	184,267
10,073	Rohm & Haas Co.	543,741
		7,411,481
	Chemicals: Specialty (0.5%)
17,045	Air Products & Chemicals, Inc.	1,737,226
4,477	Ashland Inc.	240,281
24,778	Praxair, Inc.	2,355,397
10,355	Sigma-Aldrich Corp.	608,460
		4,941,364
	Coal (0.3%)
12,624	CONSOL Energy, Inc.	1,231,597
19,094	Peabody Energy Corp.	1,411,428
		2,643,025

	Commercial Printing/Forms (0.1%)
17,126	Donnelley (R.R.) & Sons Co.	562,247

	Computer Communications (1.4%)
455,894	Cisco Systems, Inc.*	12,181,488
41,618	Juniper Networks, Inc.*	1,145,327
10,807	QLogic Corp.*	170,643
		13,497,458
	Computer Peripherals (0.4%)
164,034	EMC Corp.*	2,860,753
7,573	Lexmark International, Inc. (Class A)*	279,141
27,274	Network Appliance, Inc.	664,940
45,128	Seagate Technology Inc. (Escrow) (a)*	0
		3,804,834
	Computer Processing Hardware (2.7%)
67,323	Apple Inc.*	12,707,216
160,674	Dell Inc.*	3,705,142
187,711	Hewlett-Packard Co.	8,833,680
62,919	Sun Microsytems*	814,801
		26,060,839
	Construction Materials (0.1%)
8,565	Vulcan Materials Co.	658,905

	Containers/Packaging (0.1%)
7,779	Ball Corp.	422,400
7,979	Bemis Company, Inc.	212,241
10,297	Pactiv Corp.*	253,615
12,928	Sealed Air Corp.	314,926
		1,203,182
	Contract Drilling (0.7%)
11,873	ENSCO International Inc.	852,838
22,979	Nabors Industries, Ltd. (Bermuda)*	966,037
18,549	Noble Corp. (Cayman Islands)	1,171,184
9,136	Rowan Companies, Inc.	403,354
25,040	Transocean Inc. (Cayman Islands)	3,760,758
		7,154,171
	Data Processing Services (0.7%)
7,656	Affiliated Computer Services, Inc. (Class A)*	414,955
41,567	Automatic Data Processing, Inc.	1,789,459
10,191	Convergys Corp.*	164,381
13,377	Fidelity National Information Services, Inc.	538,826
13,025	Fiserv, Inc.*	681,989
25,875	Paychex, Inc.	893,981
15,915	Total System Services, Inc.	390,236
59,052	Western Union Co.	1,395,989
		6,269,816
	Department Stores (0.3%)
4,373	Dillard’s, Inc. (Class A)	71,192
24,423	Kohl’s Corp.*	1,094,150
33,674	MAcy*s Inc.	797,064
17,190	Penney (J.C.) Co., Inc.	691,726
		2,654,132
	Discount Stores (1.8%)
7,163	Big Lots, Inc.*	222,483
34,370	Costco Wholesale Corp.	2,451,268
10,873	Family Dollar Stores, Inc.	232,682
5,823	Sears Holdings Corp.*	493,325
64,374	Target Corp.	3,434,997
180,341	Wal-Mart Stores, Inc.	10,412,889
		17,247,644

	Drugstore Chains (0.8%)
111,976	CVS Caremark Corp.	4,791,453
72,785	Walgreen Co.	2,621,716
		7,413,169
	Electric Utilities (3.4%)
53,640	AES Corp. (The)*	1,044,907
13,644	Allegheny Energy, Inc.*	747,009
16,865	Ameren Corp.	766,514
27,636	American Electric Power Co., Inc.	1,169,832
26,438	CenterPoint Energy, Inc.	447,860
18,047	CMS Energy Corp.	281,353
21,676	Consolidated Edison, Inc.	895,219
14,336	Constellation Energy Group	1,236,193
45,699	Dominion Resources, Inc.	2,115,864
13,128	DTE Energy Co.	580,783
100,312	Duke Energy Corp.	1,853,766
26,513	Edison International	1,411,287
15,139	Entergy Corp.	1,828,337
49,464	Exelon Corp.	4,352,832
24,020	FirstEnergy Corp.	1,890,614
32,276	FPL Group, Inc.	2,179,276
6,152	Integrys Energy Group, Inc.	315,905
16,223	Pepco Holdings, Inc.	438,670
28,546	PG&E Corp.	1,130,136
8,048	Pinnacle West Capital Corp.	271,861
30,174	PPL Corp.	1,548,228
20,994	Progress Energy, Inc.	897,703
39,298	Public Service Enterprise Group Inc.	1,739,329
60,502	Southern Co. (The)	2,190,172
17,031	TECO Energy, Inc.	346,921
34,495	Xcel Energy, Inc.	735,088
		32,415,659
	Electrical Products (0.5%)
14,047	Cooper Industries Ltd. (Class A) (Bermuda)	655,012
58,405	Emerson Electric Co.	3,398,003
11,149	Molex Inc.	310,388
		4,363,403
	Electronic Components (0.4%)
13,756	Jabil Circuit, Inc.	174,976
18,127	MEMC Electronic Materials, Inc.*	1,244,600
17,894	SanDisk Corp.*	506,579
39,190	Tyco Electronics Ltd. (Bermuda)	1,572,303
		3,498,458
	Electronic Equipment/Instruments (0.3%)
29,161	Agilent Technologies, Inc.*	1,090,330
17,686	JDS Uniphase Corp.*	218,776
11,765	Rockwell Automation, Inc.	688,841
72,753	Xerox Corp.*	987,986
		2,985,933
	Electronic Production Equipment (0.3%)
104,404	Applied Materials, Inc.	2,068,243
14,104	KLA-Tencor Corp.	650,476
8,015	Novellus Systems, Inc.*	191,478
13,573	Teradyne, Inc.*	186,493
		3,096,690

	Electronics/Appliance Stores (0.2%)
27,852	Best Buy Co., Inc.	1,300,410
10,436	RadioShack Corp.	152,887
		1,453,297
	Electronics/Appliances (0.1%)
22,853	Eastman Kodak Co.	350,108
4,804	Harman International Industries, Inc.	214,835
6,064	Whirlpool Corp.	446,796
		1,011,739
	Engineering & Construction (0.2%)
7,142	Fluor Corp.	1,332,340
9,702	Jacobs Engineering Group, Inc.*	919,556
		2,251,896
	Environmental Services (0.2%)
26,981	Allied Waste Industries, Inc.*	363,434
39,794	Waste Management, Inc.	1,509,386
		1,872,820
	Finance/Rental/Leasing (0.8%)
15,492	American Capital Strategies, Ltd.	495,744
29,262	Capital One Financial Corp.	1,408,087
15,097	CIT Group, Inc.	150,970
45,067	Countrywide Financial Corp.	237,052
36,979	Discover Financial Services	634,190
77,292	Fannie Mae	2,088,430
50,234	Freddie Mac	1,276,948
4,692	Ryder System, Inc.	344,534
39,253	SLM Corp.	889,866
		7,525,821
	Financial Conglomerates (3.0%)
86,583	American Express Co.	4,013,122
396,855	Citigroup, Inc.	8,687,156
259,799	JPMorgan Chase & Co.	11,171,357
13,410	Leucadia National Corp.*	728,163
20,202	Principal Financial Group, Inc.	1,088,484
34,823	Prudential Financial, Inc.	2,601,278
		28,289,560
	Financial Publishing/Services (0.2%)
10,399	Equifax, Inc.	396,826
25,261	McGraw-Hill Companies, Inc. (The)	1,048,079
16,355	Moody’s Corp.	606,443
		2,051,348
	Food Distributors (0.2%)
48,369	SYSCO Corp.	1,492,667

	Food Retail (0.4%)
54,013	Kroger Co. (The)	1,492,919
35,655	Safeway Inc.	1,136,325
17,050	SUPERVALU, Inc.	597,944
11,159	Whole Foods Market, Inc.	323,611
		3,550,799
	Food: Major Diversified (1.1%)
17,582	Campbell Soup Co.	588,645
38,988	ConAgra Foods Inc.	919,337
26,735	General Mills, Inc.	1,689,652
25,435	Heinz (H.J.) Co.	1,269,461
20,902	Kellogg Co.	1,082,933
114,155	Kraft Foods Inc. (Class A)	3,707,754
57,492	Sara Lee Corp.	792,240
		10,050,022

	Food: Meat/Fish/Dairy (0.1%)
12,088	Dean Foods Co.	262,914
22,039	Tyson Foods, Inc. (Class A)	415,215
		678,129
	Food: Specialty/Candy (0.2%)
13,392	Hershey Foods Co. (The)	524,832
10,297	McCormick & Co., Inc. (Non-Voting)	386,961
17,344	Wrigley (Wm.) Jr. Co.	1,337,743
		2,249,536
	Forest Products (0.1%)
16,707	Weyerhaeuser Co.	1,041,347

	Gas Distributors (0.5%)
39,738	Dynegy, Inc. (Class A)*	374,332
3,631	Nicor Inc.	148,254
22,033	NiSource, Inc.	398,577
14,272	Questar Corp.	916,548
21,136	Sempra Energy	1,221,872
51,170	Spectra Energy Corp.	1,382,613
		4,442,196
	Home Building (0.1%)
9,462	Centex Corp.	178,169
21,705	D.R. Horton, Inc.	275,871
5,976	KB Home	122,568
10,647	Lennar Corp. (Class A)	179,721
16,737	Pulte Homes, Inc.	204,694
		961,023
	Home Furnishings (0.1%)
13,264	Leggett & Platt, Inc.	253,342
22,108	Newell Rubbermaid, Inc.	443,929
		697,271
	Home Improvement Chains (0.7%)
131,047	Home Depot, Inc. (The)	3,585,446
112,904	Lowe’s Companies, Inc.	2,709,696
8,063	Sherwin-Williams Co.	452,737
		6,747,879
	Hospital/Nursing Management (0.0%)
37,081	Tenet Healthcare Corp.*	218,778

	Hotels/Resorts/Cruiselines (0.3%)
34,778	Carnival Corp (Panama) (Units) +	1,393,207
23,876	Marriott International, Inc. (Class A)	785,759
14,818	Starwood Hotels & Resorts Worldwide, Inc.	717,191
14,019	Wyndham Worldwide Corp.*	306,736
		3,202,893
	Household/Personal Care (2.5%)
34,246	Avon Products, Inc.	1,337,649
11,125	Clorox Co. (The)	635,571
40,424	Colgate-Palmolive Co.	3,005,929
9,155	Estee Lauder Companies, Inc. (The) (Class A)	435,778
6,494	International Flavors & Fragrances, Inc.	272,488
33,137	Kimberly-Clark Corp.	2,114,141
236,584	Procter & Gamble Co. (The)	15,626,373
		23,427,929

	Industrial Conglomerates (4.5%)
55,638	3M Co.	4,315,283
20,149	Danaher Corp.	1,575,249
773,681	General Electric Co.**	23,767,480
55,302	Honeywell International, Inc.	3,297,105
21,586	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	950,647
14,459	ITT Corp.	954,294
20,334	Textron, Inc.	1,271,892
39,136	Tyco International Ltd. (Bermuda)	1,768,556
74,023	United Technologies Corp.	5,258,594
		43,159,100
	Industrial Machinery (0.3%)
31,433	Illinois Tool Works Inc.	1,687,952
13,390	Parker Hannifin Corp.	1,133,731
		2,821,683
	Industrial Specialties (0.2%)
14,048	Ecolab Inc.	629,772
13,015	PPG Industries, Inc.	820,335
		1,450,107
	Information Technology Services (1.8%)
14,363	Citrix Systems, Inc.*	491,645
23,013	Cognizant Technology Solutions Corp. (Class A)*	811,899
13,061	Computer Sciences Corp.*	641,948
40,286	Electronic Data Systems Corp.	986,604
106,015	International Business Machines Corp.	13,721,521
14,246	Teradata Corp*	384,784
28,221	Unisys Corp.*	142,798
		17,181,199
	Insurance Brokers/Services (0.2%)
24,535	AON Corp.	1,157,807
41,611	Marsh & McLennan Companies, Inc.	1,133,068
		2,290,875
	Integrated Oil (7.4%)
159,655	Chevron Corp.	15,829,793
119,235	ConocoPhillips	11,100,779
412,469	Exxon Mobil Corp.	36,610,748
20,406	Hess Corp.	2,506,061
55,869	Marathon Oil Corp.	2,871,108
13,060	Murphy Oil Corp.	1,210,009
		70,128,498
	Internet Retail (0.3%)
24,124	Amazon.com, Inc.*	1,969,001
12,740	Gamestop Corp (Class A)*	631,904
14,226	IAC/InterActiveCorp.*	320,796
		2,921,701
	Internet Software/Services (1.5%)
13,298	Akamai Technologies, Inc.*	519,287
17,700	Google Inc. (Class A)*	10,368,660
16,692	VeriSign, Inc.*	668,348
104,646	Yahoo! Inc.*	2,800,327
		14,356,622
	Investment Banks/Brokers (2.2%)
17,787	Ameriprise Financial, Inc.	840,614
9,278	Bear Stearns Companies, Inc. (The)	86,564
73,263	Charles Schwab Corp. (The)	1,624,973
4,150	CME Group Inc.	1,785,745
36,058	E*TRADE Group, Inc.*	147,838
30,743	Goldman Sachs Group, Inc. (The)	5,423,373

5,666	Intercontinental Exchange Inc*	783,041
40,324	Lehman Brothers Holdings Inc.	1,484,326
76,559	Merrill Lynch & Co., Inc.	3,362,471
85,230	Morgan Stanley ***	3,769,723
21,338	NYSE Euronext	1,363,925
		20,672,593
	Investment Managers (0.6%)
6,771	Federated Investors, Inc. (Class B)	249,241
12,229	Franklin Resources, Inc.	1,237,819
11,613	Janus Capital Group, Inc.	336,777
10,602	Legg Mason, Inc.	570,494
21,122	Price (T.) Rowe Group, Inc.	1,223,386
30,054	State Street Corp.	2,164,489
		5,782,206
	Life/Health Insurance (0.9%)
37,435	AFLAC, Inc.	2,513,012
33,821	Genworth Financial Inc. (Class A)	747,444
20,708	Lincoln National Corp.	1,142,253
55,223	MetLife, Inc.	3,315,037
7,220	Torchmark Corp.	457,820
28,022	UnumProvident Corp.	674,770
		8,850,336
	Major Banks (4.0%)
340,092	Bank of America Corp.	11,566,529
89,036	Bank of New York Mellon Corp.	3,964,773
42,290	BB&T Corp.	1,330,866
11,360	Comerica, Inc.	422,365
28,300	Huntington Bancshares, Inc.	252,153
30,528	KeyCorp	594,380
47,716	National City Corp.	278,661
26,654	PNC Financial Services Group	1,712,520
52,935	Regions Financial Corp.	943,302
26,824	SunTrust Banks, Inc.	1,400,481
133,801	U.S. Bancorp	4,440,855
159,456	Wachovia Corp.	3,795,053
250,279	Wells Fargo & Co.	6,900,192
		37,602,130
	Major Telecommunications (3.1%)
465,146	AT&T Inc.	18,559,325
11,911	Embarq Corp.	563,629
227,521	Sprint Nextel Corp.	2,129,597
218,485	Verizon Communications, Inc.	8,405,118
		29,657,669
	Managed Health Care (1.0%)
38,899	Aetna, Inc.	1,834,477
22,103	CIGNA Corp.	897,382
12,096	Coventry Health Care, Inc.*	556,779
13,535	Humana, Inc.*	690,962
96,888	UnitedHealth Group Inc.	3,314,538
43,138	WellPoint Inc.*	2,407,963
		9,702,101
	Media Conglomerates (1.6%)
53,783	CBS Corp. (Class B)	1,160,637
147,648	Disney (Walt) Co. (The)	4,960,973
179,615	News Corp. (Class A)	3,224,089
268,053	Time Warner, Inc.	4,256,682
49,801	Viacom Inc. (Class B)*	1,783,872
		15,386,253

	Medical Distributors (0.4%)
12,967	AmerisourceBergen Corp.	535,926
28,679	Cardinal Health, Inc.	1,621,511
23,568	McKesson Corp.	1,358,695
10,219	Patterson Companies, Inc.*	347,548
		3,863,680
	Medical Specialties (2.2%)
13,617	Applera Corp. - Applied Biosystems Group	473,327
8,000	Bard (C.R.), Inc.	729,600
49,935	Baxter International, Inc.	3,051,029
17,207	Becton, Dickinson & Co.	1,453,131
107,262	Boston Scientific Corp.*	1,425,512
39,916	Covidien Ltd.	1,999,392
12,668	Hospira, Inc.*	531,296
83,853	Medtronic, Inc.	4,248,832
9,823	Pall Corp.	400,877
9,324	PerkinElmer, Inc.	263,683
27,640	St. Jude Medical, Inc.*	1,126,330
18,914	Stryker Corp.	1,220,899
33,017	Thermo Fisher Scientific, Inc.*	1,948,663
10,029	Varian Medical Systems, Inc.*	476,779
8,393	Waters Corp.*	516,337
18,729	Zimmer Holdings, Inc.*	1,363,471
		21,229,158
	Miscellaneous Commercial Services (0.0%)
10,353	Cintas Corp.	305,621

	Miscellaneous Manufacturing (0.1%)
15,225	Dover Corp.	823,368

	Motor Vehicles (0.3%)
178,353	Ford Motor Co.*	1,212,800
44,317	General Motors Corp.	757,821
18,906	Harley-Davidson, Inc.	785,922
		2,756,543
	Multi-Line Insurance (1.0%)
204,805	American International Group, Inc.	7,372,980
24,542	Hartford Financial Services Group, Inc. (The)	1,744,200
7,107	SAFECO Corp.*	476,169
		9,593,349
	Office Equipment/Supplies (0.1%)
8,543	Avery Dennison Corp.	440,648
16,792	Pitney Bowes, Inc.	609,718
		1,050,366
	Oil & Gas Pipelines (0.3%)
56,729	El Paso Corp.	1,109,052
46,625	Williams Companies, Inc. (The)	1,773,615
		2,882,667
	Oil & Gas Production (2.6%)
34,362	Anadarko Petroleum Corp.	2,576,119
26,241	Apache Corp.	3,517,868
32,882	Chesapeake Energy Corp.	1,800,947
33,175	Devon Energy Corp.	3,846,310
19,467	EOG Resources, Inc.	2,504,040
13,908	Noble Energy, Inc.	1,355,335
62,074	Occidental Petroleum Corp.	5,706,463

12,199	Range Resources Corp.	802,206
37,208	XTO Energy, Inc.	2,367,173
		24,476,461
	Oil Refining/Marketing (0.3%)
9,359	Sunoco, Inc.	416,195
11,623	Tesoro Corp.	288,832
42,133	Valero Energy Corp.	2,142,042
		2,847,069
	Oilfield Services/Equipment (2.3%)
22,199	Baker Hughes Inc.	1,967,275
24,459	BJ Services Co.	738,662
18,109	Cameron International Corp.*	963,942
69,358	Halliburton Co.	3,369,412
30,091	National-Oilwell Varco, Inc.*	2,507,182
91,301	Schlumberger Ltd. (Netherlands Antilles)	9,233,270
13,763	Smith International, Inc.	1,086,176
49,160	Weatherford International Ltd. (Bermuda)*	2,243,171
		22,109,090
	Other Consumer Services (0.4%)
11,149	Apollo Group, Inc. (Class A)*	532,811
26,161	Block (H&R), Inc.	610,598
87,841	eBay Inc.*	2,636,108
16,749	Expedia, Inc.*	406,163
		4,185,680
	Other Consumer Specialties (0.1%)
12,280	Fortune Brands, Inc.	853,214

	Other Metals/Minerals (0.0%)
8,035	Titanium Metals Corp.	139,809

	Packaged Software (3.2%)
37,729	Adobe Systems, Inc.*	1,662,340
18,279	Autodesk, Inc.*	752,364
15,180	BMC Software, Inc.*	608,718
31,089	CA Inc.	825,102
21,860	Compuware Corp.*	222,753
26,237	Intuit Inc.*	759,824
616,884	Microsoft Corp.	17,470,155
27,887	Novell, Inc.*	197,440
299,511	Oracle Corp.*	6,840,831
66,900	Symantec Corp.*	1,453,737
		30,793,264
	Personnel Services (0.1%)
9,693	Monster Worldwide Inc.*	239,320
12,605	Robert Half International, Inc.	309,831
		549,151
	Pharmaceuticals: Generic Drugs (0.1%)
8,643	Barr Pharmaceuticals Inc.*	378,563
24,390	Mylan Laboratories, Inc.	325,607
8,353	Watson Pharmaceuticals, Inc.*	238,562
		942,732
	Pharmaceuticals: Major (5.4%)
117,002	Abbott Laboratories	6,593,063
155,563	Bristol-Myers Squibb Co.	3,545,281
217,481	Johnson & Johnson	14,514,682
73,595	Lilly (Eli) & Co.	3,542,863
163,974	Merck & Co., Inc.	6,388,427

516,069	Pfizer, Inc.	9,991,096
125,760	Schering-Plough Corp.	2,565,504
100,304	Wyeth	4,460,519
		51,601,435
	Pharmaceuticals: Other (0.3%)
24,495	Allergan, Inc.	1,411,402
24,842	Forest Laboratories, Inc.*	892,076
19,994	King Pharmaceuticals, Inc.*	205,138
		2,508,616
	Precious Metals (0.6%)
30,164	Freeport-McMoRan Copper & Gold, Inc.	3,490,276
36,163	Newmont Mining Corp.	1,718,827
		5,209,103
	Property - Casualty Insurers (1.2%)
26,113	ACE Ltd. (Cayman Islands)	1,568,608
44,329	Allstate Corp. (The)	2,258,119
29,483	Chubb Corp. (The)	1,585,006
13,150	Cincinnati Financial Corp.	460,513
34,984	Loews Corp.	1,734,157
53,843	Progressive Corp. (The)	1,080,091
49,091	St. Paul Travelers Companies, Inc. (The)	2,445,223
13,880	XL Capital Ltd. (Class A) (Cayman Islands)	484,551
		11,616,268
	Publishing: Books/Magazines (0.0%)
2,992	Meredith Corp.	98,168

	Publishing: Newspapers (0.1%)
18,457	Gannett Co., Inc.	531,746
11,345	New York Times Co. (The) (Class A)	197,630
7,045	Scripps (E.W.) Co. (Class A)	331,820
467	Washington Post Co. (The) (Class B)	293,472
		1,354,668
	Pulp & Paper (0.1%)
34,823	International Paper Co.	947,882
14,020	MeadWestvaco Corp.	360,735
		1,308,617
	Railroads (1.1%)
23,280	Burlington Northern Santa Fe Corp.	2,631,804
32,048	CSX Corp.	2,213,235
29,289	Norfolk Southern Corp.	1,973,493
41,270	Union Pacific Corp.	3,396,934
		10,215,466
	Real Estate Development (0.0%)
13,811	CB Richard Ellis Group, Inc. (Class A)*	310,195

	Real Estate Investment Trusts (1.2%)
7,356	Apartment Investment & Management Co. (Class A)	291,077
6,107	AvalonBay Communities, Inc.	618,028
9,489	Boston Properties, Inc.	927,455
21,291	Equity Residential	900,396
21,013	General Growth Properties, Inc.	873,300
18,551	HCP INC	635,557
41,558	Host Hotels & Resorts Inc.	714,382
20,311	Kimco Realty Corp.	799,238
13,725	Plum Creek Timber Co., Inc.	640,271
20,682	ProLogis	1,280,836
10,060	Public Storage, Inc.	886,588

17,717	Simon Property Group, Inc.	1,760,361
10,788	Vornado Realty Trust	1,054,311
		11,381,800
	Recreational Products (0.2%)
6,731	Brunswick Corp.	92,215
24,896	Electronic Arts Inc.*	1,249,779
11,232	Hasbro, Inc.	407,048
28,662	Mattel, Inc.	577,253
		2,326,295
	Regional Banks (0.4%)
41,605	Fifth Third Bancorp	778,014
9,627	First Horizon National Corp.	92,323
6,053	M&T Bank Corp.	524,553
20,319	Marshall & Ilsey Corp	472,214
15,074	Northern Trust Corp.	1,145,624
8,346	Zions Bancorporation	359,629
		3,372,357
	Restaurants (0.9%)
11,316	Darden Restaurants, Inc.	387,573
86,761	McDonald’s Corp.	5,146,663
57,854	Starbucks Corp.*	1,052,364
6,989	Wendy’s International, Inc.	207,294
38,019	Yum! Brands, Inc.	1,509,354
		8,303,248
	Retail Strip Centers (0.0%)
9,515	Developers Diversified Realty Corp.	377,555

	Savings Banks (0.2%)
40,359	Hudson City Bancorp, Inc.	718,390
27,834	Sovereign Bancorp, Inc.	254,403
67,929	Washington Mutual, Inc.	612,720
		1,585,513
	Semiconductors (2.2%)
47,692	Advanced Micro Devices, Inc.*	328,121
24,281	Altera Corp.	561,862
23,299	Analog Devices, Inc.	818,028
38,169	Broadcom Corp. (Class A)*	1,095,069
442,173	Intel Corp.	10,249,570
17,135	Linear Technology Corp.	630,054
50,395	LSI Logic Corp.*	366,372
14,989	Microchip Technology Inc.	552,195
58,287	Micron Technology, Inc.*	470,376
18,051	National Semiconductor Corp.	379,974
43,219	NVIDIA Corp.*	1,067,509
103,828	Texas Instruments Inc.	3,372,333
22,554	Xilinx, Inc.	613,469
		20,504,932
	Services to the Health Industry (0.5%)
19,974	Express Scripts, Inc.*	1,440,325
14,674	IMS Health Inc.	355,698
8,712	Laboratory Corp. of America Holdings*	642,858
40,902	Medco Health Solutions Inc.*	1,981,702
12,488	Quest Diagnostics Inc.	629,520
		5,050,103
	Specialty Insurance (0.1%)
22,169	Ambac Financial Group, Inc.	69,389
7,630	Assurant, Inc.	519,069

16,099	MBIA Inc.	112,049
9,136	MGIC Investment Corp.	109,815
		810,322
	Specialty Stores (0.4%)
10,499	AutoNation, Inc.*	165,779
3,430	AutoZone, Inc.*	434,101
20,826	Bed Bath & Beyond Inc.*	663,516
21,396	Office Depot, Inc.*	271,728
5,969	OfficeMax Inc.	129,408
55,161	Staples, Inc.	1,293,525
10,341	Tiffany & Co.	507,019
		3,465,076
	Specialty Telecommunications (0.3%)
32,761	American Tower Corp. (Class A)*	1,497,832
8,394	CenturyTel, Inc.	297,232
25,816	Citizens Communications Co.	301,015
121,334	Qwest Communications International, Inc.*	588,470
35,827	Windstream Corp.	477,932
		3,162,481
	Steel (0.4%)
8,040	Allegheny Technologies, Inc.	603,000
22,590	Nucor Corp.	1,689,731
9,277	United States Steel Corp.	1,602,231
		3,894,962
	Telecommunication Equipment (1.2%)
6,908	Ciena Corp.*	211,108
124,065	Corning Inc.	3,391,936
180,487	Motorola, Inc.	1,683,944
125,626	QUALCOMM, Inc.	6,097,886
32,661	Tellabs, Inc.*	177,676
		11,562,550
	Tobacco (1.4%)
156,718	Altria Group, Inc.	3,488,542
160,459	Philip Morris International Inc.*	8,449,771
13,711	Reynolds American, Inc.	753,008
12,038	UST, Inc.	664,859
		13,356,180
	Tools/Hardware (0.1%)
4,785	Black & Decker Corp.	309,590
4,530	Snap-On, Inc.	280,498
6,220	Stanley Works (The)	302,168
		892,256
	Trucks/Construction/Farm Machinery (1.1%)
46,567	Caterpillar Inc.	3,848,297
15,668	Cummins Inc.	1,103,341
34,205	Deere & Co.	2,782,234
10,522	Manitowoc Co., Inc.	409,306
28,727	PACCAR, Inc.	1,533,734
8,025	Terex Corp.*	572,584
		10,249,496
	Wholesale Distributors (0.1%)
13,153	Genuine Parts Co.	578,863
5,313	Grainger (W.W.), Inc.	484,864
		1,063,727
	TOTAL COMMON STOCKS (Cost $738,495,062)	944,584,337

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (a) (0.5%)
	Investment Company
4,734	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,733,901)		4,733,901

	TOTAL INVESTMENTS (Cost $743,228,963) (b)(c)	99.9%	949,318,238
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	555,616
	NET ASSETS	100.0%	$949,873,854

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $302,400.
***	As of May 31, 2008 the cost of purchases and sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $89,015 and $73,465, respectively, including net realized gain of $420,444.
+	Consist of one or more class of securities traded as a unit: stock with attached trust shares.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(b)	Securities have been designated as collateral in an amount equal to $6,140,360, in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at  May 31, 2008:

		DESCRIPTION,	UNDERLYING FACE
NUMBER OF	LONG /	DELIVERY	AMOUNT	UNREALIZED
CONTRACTS	SHORT	MONTH AND YEAR	AT VALUE	APPRECIATION

92	Long	S&P 500 Index E-Mini June 2008	$6,442,760	$97,402

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 17, 2008